Commitments and Contingencies - Lease Commitments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lease Commitments
Number of lease commitments | lease	2
Operating lease expense		$ 3.0	$ 2.7
Corporate headquarters
Lease Commitments
Lease cost	$ 4.0
New Corporate Headquarters Location
Lease Commitments
Term of lease	15 years
Renewal term	5 years